Loans and Allowance for Loan Losses - Credit risk profile of the company's loan portfolio based on rating category and payment activity (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 187,477,065	$ 195,988,766
Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	136,666,343	140,691,759
Real estate loans | 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	45,311,103	47,395,344
Real estate loans | 1-4 family | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	42,327,337	44,120,334
Real estate loans | 1-4 family | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	1,016,025	1,323,266
Real estate loans | 1-4 family | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	1,967,741	1,951,744
Real estate loans | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	41,477,480	40,381,680
Real estate loans | Commercial Real Estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	39,078,740	37,628,385
Real estate loans | Commercial Real Estate | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	429,877	454,194
Real estate loans | Commercial Real Estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	1,968,863	2,299,101
Real estate loans | Agricultural Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	38,271,758	41,223,190
Real estate loans | Agricultural Real Estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	38,271,758	40,383,644
Real estate loans | Agricultural Real Estate | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross		839,546
Real estate loans | Agricultural Real Estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	21,617,744	25,453,058
Commercial | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	21,141,466	25,117,982
Commercial | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	100,234	51,196
Commercial | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	376,044	283,880
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	14,649,622	16,102,856
Agricultural business | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	13,845,865	15,110,606
Agricultural business | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	803,757	992,250
Agricultural business | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross
Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	11,606,002	11,691,545
Home Equity | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	10,790,377	11,324,889
Home Equity | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	70,983	68,044
Home Equity | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	744,642	298,612
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	14,543,356	13,741,093
Consumer | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	14,361,125	13,501,477
Consumer | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	10,575	52,656
Consumer | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 171,656	$ 186,960